Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (5,480)	$ (784)	¥ (5,480)	¥ (5,480)
Balance at end of the year	¥ (5,480)	$ (784)	¥ (5,480)	¥ (5,480)